UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

            This Amendment (Check only one.): [ ] is a restatement.
                                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                                  FL Group hf.
                                   Sioumuli 24
                                  108 Reykjavik
                                     Iceland
                          13F File Number: 028-13042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernhard Bogason


Title:    Managing Director, Legal and Tax


Phone:    (354) 591-4400


                     Signature, Place, and Date of Signing:

/s/ Bernhard Bogason            Reykjavik, Iceland         April 18, 2008
---------------------         ---------------------       -----------------
(Signature)                    (City, State) (Zip)            (Date)

                         Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       3

Form 13F Information Table Value Total:      $515,631 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE

---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- -------------------------------
NAME OF          TITLE OF   CUSIP (2)   VALUE    SHARES/       SH/   PUT/      INVSMNT  OTHER      VOTING AUTHORITY
ISSUER           CLASS (1)                       PRN AMT      PRN    CALL      DSCRETN  MANAGERS
                                        (x$1000)
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- -------------------------------
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------
                                                                                                   SOLE       SHARED     NONE (3)
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------
AMR CORP         COM        001765106   456,009   20,458,000  SH               SOLE                20,458,000
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------
AMR CORP         COM        001765106    49,038  2,200,000(4) SH     CALL(4)   SOLE                                      2,200,000
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------
DECODE GENETICS  COM        243586104    10,584    3,050,000  SH     CALL      SOLE                                      3,050,000
INC
---------------- ---------- ----------- -------- ------------ ------ --------- -------- ---------- ---------- ---------- ---------


(1) With respect to options and other derivative securities, denotes the title of the class of the underlying securities to which such derivative security relates.
(2) With respect to options and other derivative securities, denotes the CUSIP number of the underlying securities to which such derivative security relates.
(3) If the reporting person were to acquire the securities underlying the subject options, the reporting person would have sole voting authority with respect to such securities.
(4) The shares reported were the subject of swap transactions which the reporting person effected in September 2007. The reporting person divested its interest in the swaps in November 2007.
